Document and Entity Information	Feb. 01, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	BIO-TECHNE CORPORATION
Entity Incorporation, State or Country Code	MN
Entity File Number	0-17272
Entity Tax Identification Number	41-1427402
Entity Address, Address Line One	614 McKinley Place NE
Entity Address, City or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55413
City Area Code	612
Local Phone Number	379-8854
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TECH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000842023
Amendment Flag	false